Cash and Bank Balances - Schedule of Currency Profiles of Cash and Bank Balances (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Currency Profiles of Cash and Bank Balances [Line Items]
Cash and bank balances	RM 23,723,687	$ 5,637,222	RM 3,823,689
Malaysian Ringgit [Member]
Schedule of Currency Profiles of Cash and Bank Balances [Line Items]
Cash and bank balances	720,016	171,090	983,741
United States Dollar [Member]
Schedule of Currency Profiles of Cash and Bank Balances [Line Items]
Cash and bank balances	22,387,986	5,319,833	2,307,804
Euro [Member]
Schedule of Currency Profiles of Cash and Bank Balances [Line Items]
Cash and bank balances	505,794	120,187	518,391
Thai Baht [Member]
Schedule of Currency Profiles of Cash and Bank Balances [Line Items]
Cash and bank balances	10,060	2,390	11,640
Renminbi [Member]
Schedule of Currency Profiles of Cash and Bank Balances [Line Items]
Cash and bank balances	27,511	6,537
Hong Kong Dollar [Member]
Schedule of Currency Profiles of Cash and Bank Balances [Line Items]
Cash and bank balances	RM 72,320	$ 17,185	RM 2,113